Property and Equipment, Net - Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 97,542	$ 13,948	¥ 114,598	¥ 155,001
Cost of goods sold
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	17,872	2,555	20,295	36,086
Fulfillment expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	72,446	10,360	87,169	104,009
Sales and marketing expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	504	72	662	1,304
General and administrative expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	5,440	778	2,735	2,492
Product development expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 1,280	$ 183	¥ 3,737	¥ 11,110